Metropolitan Tower Life Insurance Company

200 Park Avenue

New York, NY 10166

Robin Wagner

Associate General Counsel

Legal Affairs

Phone:  347-401-4432

September 6, 2024

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	General American Separate Account Twenty Nine

File No. 811-07252

Ladies and Gentlemen:

The Semi-Annual Reports dated June 30, 2024, of the underlying funds (the “Periodic Reports”) are incorporated herein by reference as the reports sent to contract owners of General American Separate Account Twenty Nine of Metropolitan Tower Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Periodic Reports for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452; and

The Periodic Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

Sincerely,

/s/ Robin Wagner

Robin Wagner, Esq.
Associate General Counsel
Metropolitan Tower Life Insurance Company